Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Warrants	$ 330,041	$ 1,112,946
Net operating loss carryovers	3,652,023	928,022
Development stage losses	401,136	399,243
Equity investment	497,321	262,217
Equity to Third Party Service Providers	59,507
Residual portfolio amortization	153,681	54,565
Management equity awards	133,192	23,610
Total deferred tax assets	5,226,901	2,780,603
Deferred tax liabilities:
Debt discount	(134,091)	102,987
Fixed Assets	22,744
Intangibles	(1,590)	453
Total deferred tax liabilities	(112,937)	103,440
Net deferred tax assets		2,677,163
Valuation allowance	(5,115,556)	(2,677,616)
Deferred tax liability	$ (1,590)	$ (453)